Plan Amendments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 078
EBP, Description of Plan [Line Items]
EBT, Plan Amendments
The Plan was amended to designate certain U.S. employees of the following acquired businesses as participating employees in the Plan on the effective dates below:
2025

Effective Date	Acquired Business
January 1, 2025	Precision Engineered Products Holdings, Inc. ("Paragon")
December 29, 2025	Rauland-Borg Corporation
2024

Effective Date	Acquired Business
March 28, 2024	Amplifier Research
December 31, 2024	Superior Tube Company, Inc.